Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ (1,400)	$ (3,218)	$ (6,114)
Foreign tax rates different from statutory rate		(60)	(619)
Permanent differences and other items	(762)	541	(817)
Benefit of tax losses not recognized	2,162	2,737	7,550
Provision for income taxes